Investment in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in Unconsolidated Affiliates

NOTE 12—INVESTMENT IN UNCONSOLIDATED AFFILIATES

Our investments in affiliated companies accounted for by the equity method consist of our ownership interest in Screenvision as discussed in Note 11—Screenvision Transaction and interests in other joint ventures.

Combined financial information of the unconsolidated affiliates companies accounted for by the equity method is as follows:

	December 31,
	2014	2013
Assets:
Current assets	$56,709	$58,852
Noncurrent assets	127,657	142,986

Total assets	$184,366	$201,838

Liabilties:
Current liabilities	$50,756	$46,105
Noncurrent liabilities	66,429	74,695

Total liabilities	$117,185	$120,800

	Year Ended
	2014	2013	2012
Results of operations:
Revenue	$157,722	$162,432	$146,972
Operating loss	$(14,915)	$(1,715)	$(4,371)
Loss from continuing operations	$(13,636)	$(2,900)	$(5,693)
Net loss	$(13,636)	$(2,900)	$(5,693)

A summary of activity in income from unconsolidated affiliates is as follows:

	Year Ended December 31,
Income from unconsolidated affiliates	2014	2013	2012
Loss from unconsolidated affiliates	$(1,604)	$(161)	$(430)
Elimination of intercompany revenue	1,970	1,804	1,634

Income from unconsolidated affiliates	$366	$1,643	$1,204